FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4503


                      Tax-Free Trust of Arizona
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: June 30, 2004

                  Date of reporting period: March 31, 2005





Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14).


                                               TAX-FREE TRUST OF ARIZONA
                                                SCHEDULE OF INVESTMENTS
                                                    MARCH 31, 2005
                                                      (unaudited)

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                                                                                 Rating
          Face                                                                   Moody's/
         Amount              General Obligation Bonds (26.0%)                    S&P                            Value (a)


                  Bullhead City Parkway Improvement District
         $960,000       6.100%, 01/01/11                                          Baa2/NR                         $972,528
          915,000       6.100%, 01/01/12                                          Baa2/NR                          926,264

                  Coconino Co. Unified School District No. 1
                         (Flagstaff)
        2,000,000       5.500%, 07/01/09 AMBAC Insured                            Aaa/AAA                        2,035,180


                      Gilbert, Arizona
        1,920,000       5.000%, 07/01/17 AMBAC Insured                            Aaa/AAA                        2,013,082

        1,000,000       5.000%, 07/01/18 AMBAC Insured                            Aaa/AAA                        1,045,120


                  Gilbert Improvement District No. 19
          565,000       5.200%, 01/01/23                                          A3/BBB+                          589,397


                      Glendale, Arizona
        1,500,000       5.000%, 07/01/16                                          Aa2/AA                         1,587,945


                  Goodyear Utility District No. 1
        1,255,000       5.350%, 07/15/28 ACA insured                              Baa1/A                         1,279,259


                  Graham Co. Unified School District No. 1
                     (Safford)
          300,000       5.000%, 07/01/10 FGIC Insured                             Aaa/NR                           304,902


                  Graham Co. Unified School District No. 4
                         (Thatcher)
          400,000       5.000%, 07/01/10 FSA Insured                              Aaa/NR                           419,676

          400,000       4.750%, 07/01/12 FSA Insured                              Aaa/NR                           421,592


                  LaPaz Co. Unified School District No. 27
                     (Parker)
          800,000       6.000%, 07/01/05                                          Baa2/NR                          805,600


                  Maricopa County Elementary School District No. 3
                     (Tempe)
        1,025,000       5.500%, 07/01/14 FGIC Insured (pre-refunded)              Aaa/AAA                        1,127,090

          500,000       5.600%, 07/01/15 FGIC Insured (pre-refunded)              Aaa/AAA                          551,770


                  Maricopa County Elementary School District No. 6
                        (Washington)
        1,265,000       5.000%, 07/01/17 FSA Insured  (pre-refunded)              Aaa/AAA                        1,373,550

          805,000       5.000%, 07/01/17 FSA Insured                              Aaa/AAA                          849,420


                  Maricopa County Elementary School District No. 68
                         (Alhambra)
        3,000,000       5.500%, 07/01/14 FSA Insured                              Aaa/AAA                        3,386,550


                  Maricopa County High School District No. 210
                       (Phoenix Union)
        1,300,000       5.500%, 07/01/17 (pre-refunded)  ........................ Aa3/AA                         1,358,201

        2,245,000       5.000%, 07/01/23 FSA Insured                              Aaa/AAA                        2,353,164


                  Maricopa County High School District No. 216
                         (Agua Fria)
        1,100,000       5.125%, 07/01/15  FSA Insured........................     Aaa/NR                         1,194,105

        1,025,000       5.125%, 07/01/16  FSA Insured........................     Aaa/NR                         1,109,686


                  Maricopa County School District No. 4 (Mesa)
        1,150,000       5.400%, 07/01/09 FSA Insured (pre-refunded)........      Aaa/AAA                         1,200,094


                  Maricopa County School District No. 8 (Osborn)
        1,945,000       6.100%, 07/01/05  .......................................  A1/A                          1,961,922

          500,000       5.875%, 07/01/14 FGIC Insured (pre-refunded)...           Aaa/AAA                          524,655


                  Maricopa County School District # 038 (Madison Elementary)
          730,000       5.000%, 07/01/22 MBIA Insured   ...                       Aaa/AAA                          771,296


                  Maricopa County Unified School District No. 9
                        (Wickenburg)
        1,030,000       5.600%, 07/01/15 AMBAC Insured (pre-refunded)             Aaa/AAA                        1,091,429


                  Maricopa County Unified School District No. 11 (Peoria)
        2,345,000       5.250%, 07/01/13 FGIC Insured  (pre-refunded)............  Aaa/AAA                       2,555,511

        1,365,000       4.800%, 07/01/15 FGIC Insured  ........................    Aaa/AAA                       1,430,070


                  Maricopa County Unified School District No. 41
                     (Gilbert)
        2,500,000       6.250%, 07/01/15 FSA Insured  .........................    Aaa/AAA                       2,715,825


                  Maricopa County Unified School District No. 48
                        (Scottsdale)
        1,150,000       5.250%, 07/01/13  (pre-refunded).......................... Aa2/AA                        1,253,235

        1,000,000       5.000%, 07/01/18 FGIC Insured ...                          Aaa/AAA                       1,068,530

        2,000,000       4.250%, 07/01/24 FGIC Insured ...                          Aaa/AAA                       1,943,500


                  Maricopa County Unified School District No. 69
                      (Paradise Valley)
        2,400,000       5.800%, 07/01/09 AMBAC Insured  ....................       Aaa/AAA                       2,642,376

        1,000,000       5.300%,07/01/11 MBIA Insured   ......................      Aaa/AAA                       1,098,870


                  Maricopa County Unified School District No. 80 (Chandler)
          725,000       5.000%, 07/01/16  MBIA insured                            Aaa/AAA                          779,694


                  Maricopa County Unified School District No. 89
                     (Dysart)
        1,500,000       5.000%, 07/01/23 FSA Insured (pre-refunded)....            NR/AAA                        1,630,530

        2,185,000       5.500%, 07/01/22 FGIC Insured .......................     Aaa/AAA                        2,501,759


                  Maricopa County Unified School District No. 90
                      (Saddle Mountain)
        1,200,000       5.000%, 07/01/13   ...................................... Baa2/NR                        1,231,416


                   Mesa, Arizona
        1,500,000       6.500%, 07/01/11 FGIC Insured (pre-refunded) ...          Aaa/AAA                        1,695,300

        2,000,000       5.000%, 07/01/19 FGIC Insured .........................   Aaa/AAA                        2,089,140


                  Mohave Co. Unified School District No. 1
                        (Lake Havasu)
        1,000,000       4.900%, 07/01/13 FGIC Insured (pre-refunded)  ...         Aaa/AAA                        1,067,260

        1,000,000       4.700%, 07/01/14 FSA Insured  ..........................  Aaa/AAA                        1,067,110


                  Navajo Co. Unified School District No. 10
                         (Show Low)
        1,000,000       5.250%, 07/01/16, FGIC Insured  (pre-refunded).............Aaa/NR                        1,061,490


                  Navajo Co. Unified School District No. 32
                        (Blue Ridge)
          750,000       5.000%, 07/01/13 FSA Insured  .........................    Aaa/AAA                         813,667


                  Peoria, Arizona
          850,000       5.500%, 04/01/16 FGIC Insured  .........................   Aaa/AAA                         914,090


                      Phoenix, Arizona
        4,095,000       5.000%, 07/01/14  .........................................Aa1/AA+                       4,389,799

        1,000,000       6.250%, 07/01/16  .........................................Aa1/AA+                       1,202,000

        1,650,000       4.750%, 07/01/16  .........................................Aa1/AA+                       1,727,814

        1,240,000       6.250%, 07/01/17  ........................................ Aa1/AA+                       1,499,792

        1,000,000       5.375%, 07/01/20  .........................................Aa1/AA+                       1,094,160

        3,250,000       5.375%, 07/01/25   ........................................Aa1/AA+                       3,478,150


                  Pima Co. Unified School District No. 8
                       (Flowing Wells)
        1,090,000       5.900%, 07/01/13 (pre-refunded)  ........................   A3/NR                        1,143,388


                  Pinal County Arizona Unified School District #43 (Apache
                        Junction)
        1,100,000       5.000%, 07/01/22 MBIA Insured                             Aaa/AAA                        1,157,574


                 Pinewood Sanitary District
          605,000       6.500%, 07/01/09  .......................................  NR/NR*                          618,201


                      Prescott, Arizona
        1,120,000       4.500%, 07/01/12 FGIC Insured  ........................    Aaa/AAA                       1,141,806

        1,000,000       4.500%,07/01/13 FGIC Insured  ........................     Aaa/AAA                       1,018,010


                  Prescott Valley Sewer Collection Improvement
                     District
          365,000       7.900%, 01/01/12  .........................................NR/BBB                          376,636


                     Scottsdale, Arizona
          825,000       5.500%, 07/01/12  ........................................Aaa/AAA                          921,277

        2,350,000       6.000%, 07/01/13 (pre-refunded)  .......................  Aaa/AAA                        2,609,746

        1,910,000       5.375%, 07/01/17  .........................................Aaa/AAA                       2,099,625

        1,050,000       5.750%, 07/01/18 (pre-refunded)  .......................   Aaa/AAA                       1,155,724

        3,140,000       5.000%, 07/01/19  .........................................Aaa/AAA                       3,364,950

        1,170,000       5.000%, 07/01/21  .........................................Aaa/AAA                       1,267,543

        2,825,000       5.500%, 07/01/22 (pre-refunded)  .......................   Aaa/AAA                       3,081,679


                  Show Low Improvement District No. 6
          955,000       6.000%, 01/01/18 ACA Insured  ........................      NR/A                         1,022,060


                  Tempe, Arizona
        1,015,000       5.400%, 07/01/11  .........................................Aa1/AA+                       1,119,799

        1,570,000       4.500%, 07/01/14  .........................................Aa1/AA+                       1,604,556

        1,000,000       5.000%, 07/01/18  .........................................Aa1/AA+                       1,046,780

        1,000,000       5.000%, 07/01/19  .........................................Aa1/AA+                       1,059,460


                  Tucson, Arizona
        1,760,000       5.250%, 07/01/19 (pre-refunded)  ..........................Aa3/AA                       1,898,970

        2,150,000       5.750%, 07/01/20 (pre-refunded)  ....................      Aa2/AA                       2,252,770


                  Yavapai Co. Unified School District No. 22
                         (Humboldt)
        1,825,000       5.600%, 07/01/14 MBIA Insured (pre-refunded)  ...          Aaa/AAA                      1,908,913


                     Total General Obligation Bonds  ..............                                           106,074,032

                    Revenue Bonds (70.1%)

                  Airport Revenue Bonds (3.0%)

                  Phoenix Airport Authority Revenue Bonds
        1,795,000       6.300%, 07/01/10 AMT, MBIA Insured  ...............        Aaa/AAA
                                                                                                                 1,831,582
          565,000       6.400%, 07/01/12 AMT, MBIA Insured  ...............        Aaa/AAA
                                                                                                                   576,509

                  Phoenix Civic Improvement Corp.
                    Airport Revenue Bonds
          600,000       5.250%, 07/01/08 AMT.................................      Aa/AA+
                                                                                                                   635,250
        1,890,000       6.300%, 07/01/14   .....................................   Aa2/AA+
                                                                                                                 1,929,841
        3,600,000       5.000%, 07/01/17 FSA Insured  ...............              Aaa/AAA
                                                                                                                 3,759,912
        2,500,000       5.250%, 07/01/27 AMT, FGIC Insured  ...............        Aaa/AAA
                                                                                                                 2,592,675

                  Tucson Municipal Airport Authority
        1,000,000       5.000%, 06/01/13 FSA Insured  ........................     Aaa/AAA                       1,074,720


                     Total Airport Revenue Bonds  ............................                                  12,400,489


                  Basic Service Revenue Bonds (16.0%)

                  Apache Junction Water Utility District Revenue Bonds
          500,000      5.800%, 07/01/17 FSA Insured  (pre-refunded)....            Aaa/AAA                        531,410


                  Arizona School Facilities Board Revenue Bonds
        5,000,000      5.000%, 07/01/19  ..........................................Aaa/AAA                      5,313,050

        4,500,000      5.250%, 07/01/20   .......................................  Aaa/AAA                      4,861,980


                  Arizona Transportation Board Revenue Bonds
        1,000,000      6.000%, 07/01/12  ..........................................Aa1/AAA                      1,104,680

        1,000,000      6.250%, 07/01/16 (pre-refunded)  .....................      Aa1/AAA                      1,120,370

        3,000,000      5.250%, 07/01/16  ..........................................Aa1/AAA                      3,232,530

        1,000,000      5.250%, 07/01/17  ..........................................Aa1/AAA                      1,081,090

        3,615,000      5.250%, 07/01/20  ..........................................Aa1/AAA                      3,860,025

        1,565,000      5.250%, 07/01/21  .......................................   Aa1/AAA                      1,675,630


                  Buckeye Excise Tax Revenue Bonds
          500,000       5.900%, 08/01/20 AMBAC Insured  .....................      Aaa/AAA                        559,355


                  Casa Grande Excise Tax Revenue Bonds
          440,000       5.200%, 04/01/17 MBIA Insured  ........................    Aaa/NR                         467,082

        1,000,000       5.000%, 04/01/18 AMBAC Insured  ........................   Aaa/NR                       1,061,690

        1,835,000       5.000%, 04/01/21 AMBAC Insured  ........................   Aaa/NR                       1,927,135


                  Chandler Street & Highway User Revenue Bonds
          985,000       5.400%, 07/01/13 MBIA Insured  ...                         Aaa/AAA                      1,026,301

           15,000       5.400%, 07/01/13 MBIA Insured  ...                         Aaa/AAA                          15,653

        1,000,000       5.500%, 7/01/16 (pre-refunded) ......................      Aa3/AA-                      1,044,770


                  Chandler Water & Sewer Revenue Bonds
        1,255,000       5.000%, 07/01/13 .............. .........................  Aa3/AA                       1,359,680


                  Greater Arizona Development Authority Revenue Bonds
        1,165,000       5.600%, 08/01/16 MBIA Insured  .........................   Aaa/AAA                      1,267,182

        1,635,000       5.000%, 08/01/21 MBIA Insured                              Aaa/AAA                      1,726,707

        2,000,000       5.000%, 08/01/28  .........................                A1/A                         2,047,720

        1,200,000       5.500%, 08/01/29                                           A1/A                         1,293,312


                  Mesa Utility System Revenue Bonds
        2,275,000      5.125%, 07/01/18 FGIC Insured  .........................    Aaa/AAA                      2,448,127


                  Phoenix Civic Improvement Corp. Excise Tax
                      Revenue Bonds (Courthouse Project)
        1,000,000      5.250%, 07/01/18  ...........................................Aa2/AA+                      1,070,420

        1,730,000      5.250%, 07/01/20  .......................................... Aa2/AA+                     1,844,803

        2,500,000      5.250%, 07/01/24  .......................................... Aa2/AA+                     2,646,725


                  Phoenix Civic Improvement Corp. Wastewater
                        Revenue Bonds
        1,335,000       5.500%, 07/01/21 FGIC Insured  ..................           Aaa/AAA                     1,525,825

        1,500,000       5.500%, 07/01/24 FGIC Insured  ........................     Aaa/AAA                     1,716,795

          645,000       5.000%, 07/01/29 MBIA Insured  ........................     Aaa/AAA                       667,633


                  Phoenix Street & Highway User Revenue Bonds
          645,000       6.250%, 07/01/11  ..........................................A1/A+                         652,095

          395,000       6.250%, 07/01/11 MBIA Insured  ........................     Aaa/AAA                        399,345

        2,750,000       zero coupon, 07/01/13 FGIC Insured  ....................... Aaa/AAA                      1,957,312


                  Scottsdale Preserve Authority Excise Tax Revenue
                     Bonds
        1,990,000       5.625%, 07/01/18 FGIC Insured (pre-refunded)  .....         Aaa/AAA                      2,025,601

        1,185,000       5.250%, 07/01/18   ........................................ Aa3/AA-                      1,268,697

        1,255,000       5.250%, 07/01/19   ......................................   Aa3/AA-                      1,343,641


                  Sedona Excise Tax Revenue Bonds
        1,900,000       5.000%, 07/01/12 MBIA Insured  .....................        NR/A                        2,059,258


                  Tempe Excise Tax Revenue Bonds
        1,225,000       5.250%, 07/01/19   ........................................ Aa2/AA+                     1,321,689


                  Tucson Water System Revenue Bonds
        3,220,000       5.000%, 07/01/14 FGIC Insured .........................     Aaa/AAA                     3,507,417

        2,200,000       5.500%, 07/01/18 FGIC Insured .........................     Aaa/AAA                     2,442,946


                     Total Basic Service Revenue Bonds  ...................                                    65,475,681


                  Hospital Revenue Bonds (11.4%)

                  Arizona Health Facilities Authority Hospital System
                  (John C. Lincoln)
        1,255,000       5.750%, 12/01/32                                           NR/BBB                       1,301,636


                  Arizona Health Facilities (Blood Systems)
          500,000       4.750%, 04/01/25  ........................                  NR/A-                         486,160


                  Arizona Health Facilities (Northern Arizona
                     Healthcare System)
        1,000,000       5.250%, 10/01/16 AMBAC Insured  .....................       Aaa/AAA                     1,056,970


                  Arizona Health Facilities (Phoenix Children's Hospital)
          650,000       5.200%, 11/15/07  ......................................... Ba2/NR                         651,846

        1,000,000       5.375%, 02/15/18  ......................................... Ba2/NR                         976,810

        1,250,000       6.250%, 11/15/29  ......................................... Ba2/NR                       1,271,875


                  Arizona Health Facilities (Samaritan Health)
        2,840,000       5.625%, 12/01/15 MBIA Insured  ........................     Aaa/AAA                      3,132,690


                  Chandler Industrial Development Authority
                     (Ahwatukee Medical Facility)
          900,000       7.000%, 07/01/22 (pre-refunded)  .....................      NR/NR*                         995,625


                  Maricopa Co. Hospital Revenue
                        (Sun Health)
        2,500,000       6.125%, 04/01/18  ..........................................Baa1/BBB                     2,604,700


                  Maricopa Co. Industrial Development Authority
                     (Catholic Health West-St. Joseph's Hospital)
        1,145,000       5.000%, 07/01/21  ..........................................Baa1/BBB+                    1,160,709

        2,500,000       5.375%, 07/01/23  ..........................................Baa1/BBB+                    2,609,850


                  Mesa Industrial Development Authority
                     (Discovery Health)
        2,000,000       5.880%, 01/01/14  MBIA Insured                              Aaa/AAA                      2,220,760

        1,250,000       5.750%, 01/01/25 MBIA Insured  ........................     Aaa/AAA                      1,357,800

        4,760,000       5.625%, 01/01/29 MBIA Insured  ........................     Aaa/AAA                      5,108,718


                  Mohave Co. Industrial Development Authority
                     (Baptist Hospital)
        1,150,000       5.700%, 09/01/15 MBIA Insured (pre-refunded)  ...           Aaa/AAA                      1,219,391


                  Phoenix Industrial Development Authority
                     (John C. Lincoln Hospital)
        1,270,000       5.500%, 12/01/13 FSA Insured  ...........................   Aaa/AAA                       1,353,744


                  Pima Co. Industrial Development Authority
                      (Healthpartners)
        1,000,000       5.625%, 04/01/14 MBIA Insured  ..........................   Aaa/AAA                      1,065,140


                  Pima Co. Industrial Development Authority
                     (Tucson Medical Center)
        1,000,000       5.000%, 04/01/15 MBIA Insured  ..........................   Aaa/AAA                      1,011,830


                  Scottsdale Industrial Development Authority
                     (Scottsdale Healthcare System)
          530,000       6.500%, 09/01/06 AMBAC Insured  .......................     Aaa/AAA                       557,428

        2,000,000       5.500%, 09/01/12 AMBAC Insured  .......................     Aaa/AAA                     2,221,680

        1,770,000       6.125%, 09/01/17 AMBAC Insured  .......................     Aaa/AAA                      1,920,822

        7,000,000       5.800%, 12/01/31   .........................................A3/BBB+                      7,470,050


                  Yavapai Co. Industrial Development Authority
                     (Yavapai Regional Medical Center)
        1,130,000       5.125%, 12/01/13 FSA Insured  ...........................   Aaa/AAA                      1,196,263


                  Yuma Co. Industrial Development Authority (Yuma
                     Regional Medical Center)
          500,000       5.850%, 08/01/08 MBIA Insured  ..........................   Aaa/AAA                        544,715

        1,320,000       5.500%, 08/01/18 FSA Insured  ..........................    Aaa/AAA                      1,479,100

        1,500,000       5.500%, 08/01/19 FSA Insured  ..........................    Aaa/AAA                      1,680,795


                     Total Hospital Revenue Bonds  .............................                                46,657,107


                  Lease Revenue Bonds (13.0%)

                  State of Arizona Certificates of Participation
                     Lease Revenue Bonds
        2,000,000       5.500%, 09/01/10 FSA Insured  .....................         Aaa/AAA                      2,197,440


                  Arizona Municipal Finance Program No. 20
        1,300,000       7.700%, 08/01/10 MBIA Insured  .........................    Aaa/AAA                      1,507,038


                  Arizona School Facilities Board Certificates
                      of Participation
        3,250,000       5.250%, 09/01/17 MBIA Insured  ..........................   Aaa/AAA                     3,590,112

          250,000       5.250%, 09/01/18  FSA Insured (pre-refunded)                Aaa/AAA                       276,975

        2,000,000       5.000%, 09/01/19  FGIC Insured  ...                         Aaa/AAA                      2,112,940


                  Arizona State University Certificates of Participation
                     Lease Revenue Bonds
        2,000,000       5.375%, 07/01/19 MBIA Insured  ......................       Aaa/AAA                      2,162,100


                  Cave Creek Certificates of Participation
                     Lease Revenue Bonds
          365,000       5.750%, 07/01/19  .........................................  NR/BBB-                       382,487


                  Cochise Co. Certificates of Participation
                     Lease Revenue Bonds
          710,000       5.000%, 08/01/13 AMBAC Insured  ..................           Aaa/AAA                       768,156


                  Cottonwood Municipal Property Corp.
                     Lease Revenue Bonds
        1,500,000       5.000%, 07/01/29 XLCA Insured..................              Aaa/AAA                     1,541,235


                  Fountain Hills Municipal Property Corp.
                     Lease Revenue Bonds
          650,000       5.125%, 07/01/21 FGIC Insured  .....................         Aaa/AAA                       683,352


                  Gilbert Municipal Property Corp.
                     Lease Revenue Bonds
        2,000,000       4.900%, 04/01/19 ........................................... NR/NR*+                     1,968,180

        1,000,000       4.900%, 07/01/21 AMBAC Insured  ....................         Aaa/AAA                     1,035,660


                  Green Valley Municipal Property Corp.
                     Lease Revenue Bonds
        1,250,000       5.250%, 07/01/33  .......................................... NR/BBB                      1,226,438


                  Maricopa Co. Stadium District Revenue Bonds
          500,000       5.250%, 06/01/12 AMBAC Insured  ..................           Aaa/AAA                       549,295


                  Mohave Co. Correctional Facilities
                     Lease Revenue Bonds
        1,000,000       5.000%, 04/01/14 XLCA Insured  ..................            NR/AAA                      1,072,540


                  Navajo Co. Municipal Property Corp.
                     Lease Revenue Bonds
        1,000,000       6.250%, 07/01/20 ACA Insured  ..........................     NR/A                        1,069,240


                  Oro Valley Municipal Property Corp.
                     Lease Revenue Bonds
        1,000,000       5.200%, 07/01/10 MBIA Insured  ..........................    Aaa/AAA                     1,086,660

        1,150,000       5.550%, 07/01/17 MBIA Insured (pre-refunded)... .............Aaa/AAA                     1,250,257

        1,850,000       5.375%, 07/01/26 MBIA Insured  ..........................    Aaa/AAA                     1,980,296


                  Phoenix Civic Improvement Corp.
                       Excise Tax Revenue Bonds
        2,320,000       5.750%, 07/01/14 FGIC Insured  ...........................   Aaa/AAA                     2,575,316

        1,000,000       5.000%, 07/01/20 FGIC Insured  ...........................   Aaa/AAA                     1,041,160


                  Phoenix Civic Plaza Building Revenue Bonds
        1,500,000       6.000%, 07/01/14  ...........................................Aa2/AA+                     1,527,750


                  Phoenix Industrial Development Authority
                       (Capital Mall Project)
        1,000,000        5.200%, 09/15/16 AMBAC Insured..................            Aaa/AAA                     1,061,180

        2,130,000        5.250%, 09/15/17 AMBAC Insured..................            Aaa/AAA                     2,285,980

        2,000,000        5.375%, 09/15/22  AMBAC Insured..................           Aaa/AAA                     2,163,780


                  Pinal Co. Certificates of Participation
                     Lease Revenue Bonds
        2,000,000       5.125%, 06/01/21  AMBAC Insured  ...................         Aaa/AAA                     2,114,480

        1,250,000       5.000%, 12/01/29    .......................................  NR/A-                       1,257,537


                  Prescott Valley Certificates of Participation
                     Lease Revenue Bonds
        1,000,000       5.000%, 07/01/34  MBIA Insured  ...................          Aaa/AAA                     1,026,730


                  Salt River Project Certificates of Participation
                     Lease Revenue Bonds
        2,700,000       5.000%, 12/01/18 MBIA Insured  .....................         Aaa/AAA                     2,841,237


                  Sierra Vista Municipal Property Corp.
                     Lease Revenue Bonds
        1,265,000       5.000%, 01/01/18 AMBAC Insured  .......................      Aaa/AAA                     1,323,228

        1,225,000       5.000%, 01/01/18 AMBAC Insured  .......................      Aaa/AAA                     1,272,689

          700,000       5.125%, 01/01/21 AMBAC Insured  .......................      Aaa/AAA                       735,168


                  Surprise Municipal Property Corp.
                     Lease Revenue Bonds
        2,000,000       6.000%, 07/01/12 AMBAC Insured  (pre-refunded)... ............Aaa/AAA                    2,238,540

        2,500,000       5.700%, 07/01/20 AMBAC Insured (pre-refunded)...  ............Aaa/AAA                    2,768,675


                  University of Arizona Certificates of Participation
                     Lease Revenue Bonds
          500,000       5.125%, 06/01/22 AMBAC Insured  ............................  Aaa/AAA                      527,985


                     Total Lease Revenue Bonds  ................................                                53,221,836


                  Mortgage Revenue Bonds (6.9%)

                  Arizona Capital Facilities Finance Corp.
                      Arizona State Student Housing
        1,000,000       6.125%, 09/01/20  ...........................................Baa3/NR                     1,073,080


                  Maricopa Co. Industrial Development Authority
                     Multi Family Mortgage Revenue Bonds
                     (Advantage Point Project)
        1,000,000       6.500%, 07/01/16  ...........................................NR/AAA                      1,062,360


                  Maricopa Co. Industrial Development Authority
                     Multi Family Mortgage Revenue Bonds
                     (National Health Project)
        1,300,000       5.500%, 01/01/18 FSA Insured  ...........................   Aaa/AAA                      1,406,522


                  Maricopa Co. Industrial Development Authority
                     Multi Family Mortgage Revenue Bonds
                        (Pine Ridge)
        1,000,000       6.000%, 10/20/31  ......................................... NR/AAA                       1,072,340


                  Maricopa Co. Industrial Development Authority
                     Multi Family Mortgage Revenue Bonds
                      (Syl Mar Project)
        1,125,000       5.650%, 04/20/21 AMT  .................................     Aaa/NR                       1,187,786


                  Maricopa Co. Industrial Development Authority
                     Single Family Mortgage Revenue Bonds
        3,150,000       zero coupon, 12/31/14  .....................................Aaa/AAA                      2,067,629

        6,505,000       zero coupon,  02/01/16  ....................................Aaa/AAA                      4,005,974

        3,565,000       zero coupon, 12/31/16  .....................................Aaa/AAA                      2,107,129


                  Mohave Co. Industrial Development Authority
                     (Chris Ridge Village)
          355,000       6.250%, 11/01/16  ........................................  NR/AAA                         375,125


                  Phoenix Industrial Development Authority
                     Single Family Mortgage Revenue
          125,000       6.300%, 12/01/12 AMT  .................................     NR/AAA                         127,951

        1,770,000       zero coupon, 12/01/14  .....................................Aaa/AAA                      1,182,643

          110,000       5.875%, 06/01/16   .......................................  NR/AAA                         112,432

          745,000       5.300%, 04/01/20 AMT  ..................................    NR/AAA                         756,570

          285,000       5.350%, 06/01/20 AMT  ..................................    NR/AAA                         289,643


                  Pima Co. Industrial Development Authority
                     Single Family Mortgage Revenue
          265,000       6.500%, 02/01/17  ..........................................A2/NR                          272,107

          245,000       7.100%, 11/01/29 AMT  ................................      NR/AAA                         253,573

           80,000       6.100%, 05/01/31 AMT  ..................................    NR/AAA                          82,660


                  Scottsdale Industrial Development Authority
                     (Westminster Village)
        1,185,000       7.700%, 06/01/06  ......................................... NR/NR*                       1,218,618


                  South Campus Project Arizona State University
                       Student Housing
        1,205,000        5.625%, 09/01/28 MBIA Insured  ........................    Aaa/AAA                      1,324,608


                  Southern Arizona Capital Facilities Finance Corp.
                      University of Arizona Student Housing
        1,500,000        5.100%, 09/01/33 MBIA insured (pre-refunded)....           Aaa/AAA                      1,641,000


                  Tucson & Pima Co. Single Family Mortgage
                        Revenue Bonds
        4,960,000       zero coupon, 12/01/14  .....................................Aaa/AAA                      3,298,450


                  Yuma Industrial Development Authority
                    Multi Family Mortgage Revenue Bonds
                       (Rio Santa Fe)
        3,000,000       6.100%, 09/20/34 AMT   .................................    NR/AAA                       3,265,830


                     Total Mortgage Revenue Bonds  .......................                                      28,184,030


                  Pollution Control Revenue Bonds (0.1%)

                  Casa Grande Industrial Development Authority
                     (Frito Lay) Revenue Bonds
          250,000       6.650%, 12/01/14  .......................................   Aa3/NR                         253,738


                     Total Pollution Control Revenue Bonds  ...............                                        253,738


                  University Revenue Bonds (9.1%)

                  Arizona Board of Regents-Arizona State
                     University System Revenue Bonds
        1,285,000       5.500%, 07/01/14 FGIC Insured  ........................     Aaa/AAA                      1,435,820

        4,000,000       5.250%, 07/01/15 FSA Insured.........................       Aaa/AAA                      4,386,280

          735,000       5.850%, 07/01/18 FGIC Insured  ........................     Aaa/AAA                        818,327


                  Arizona Board of Regents-Northern Arizona
                     University System Revenue Bonds
        3,000,000       5.200%, 06/01/13 FGIC Insured (pre-refunded)....            Aaa/AAA                      3,175,800

        1,200,000       5.500%, 06/01/34  FGIC Insured  ......                      Aaa/AAA                      1,296,636


                  Arizona Board of Regents-University of Arizona
                    System Revenue Bonds
        1,000,000       6.000%, 06/01/09  ..........................................Aa3/AA                       1,105,630

        1,125,000       6.000%, 06/01/11  ..........................................Aa3/AA                       1,276,807

          510,000       5.250%, 06/01/14 FSA Insured (pre-refunded)......           Aaa/AAA                        544,282

          490,000       5.250%, 06/01/14 FSA Insured.........................       Aaa/AAA                        519,596

        1,000,000       5.500%, 06/01/16 FGIC Insured (pre-refunded)....            Aaa/AAA                      1,096,440

        2,385,000       5.000%, 06/01/21 FGIC Insured  .......................      Aaa/AAA                      2,495,354

        2,500,000       5.000%, 06/01/22 FGIC Insured  .......................      Aaa/AAA                      2,617,425

          750,000       5.800%, 06/01/24 FGIC Insured (pre-refunded)....            Aaa/AAA                        831,975


                  Arizona Educational Loan Marketing Corp.
          500,000       6.625%, 09/01/05 AMT  ...................................   Aa2/NR                         501,885

        1,720,000       5.700%, 12/01/08 AMT  ..................................    Aa2/NR                       1,737,733


                  Arizona Student Loan Revenue
        1,000,000       5.875%, 05/01/18 AMT  ...................................   Aaa/NR                       1,064,400

        1,000,000       5.900%,05/01/19 AMT  ...................................    Aaa/NR                       1,062,860

        1,000,000       6.150%, 05/01/29 AMT  ...................................    A2/NR                       1,059,020


                  Glendale Industrial Development Authority
                     (American Graduate School)
        2,100,000       5.625%, 07/01/20 AMBAC Insured  ....................        NR/AAA                       2,187,738


                  Glendale Industrial Development Authority
                    (Midwestern University)
          550,000       5.250%, 05/15/13  ..........................................NR/A-                          586,988

        1,010,000       5.250%, 05/15/14  ..........................................NR/A-                        1,076,165

          500,000       5.750%, 05/15/21  ..........................................NR/A-                          543,555

        1,215,000       5.375%, 05/15/28  ..........................................NR/A-                        1,275,920

        1,035,000       5.375%, 05/15/28 (pre-refunded)........................     NR/A-                        1,116,900

        1,000,000       5.875%, 05/15/31  ..........................................NR/A-                        1,068,710


                  Mohave Co. Community College District
                        Revenue Bonds
          470,000       4.850%, 03/01/15 AMBAC Insured  ....................        Aaa/AAA                        489,106


                  Pinal Co. Community College District
                        Revenue Bonds
        1,055,000       5.100%, 07/01/14 AMBAC Insured  ....................        Aaa/NR                       1,132,426


                  Yavapai Co. Community College District
                        Revenue Bonds
          500,000       6.000%, 07/01/12  .......................................... NR/BBB+                       502,195


                     Total University Revenue Bonds  .......................                                    37,005,973


                  Utility Revenue Bonds (10.6%)

                  Arizona Power Authority (Hoover Dam Project)
                        Revenue Bonds
        1,500,000       5.250%, 10/01/15  ........................................  Aa2/AA                       1,651,230

        4,905,000       5.250%, 10/01/16  ......................................... Aa2/AA                       5,422,428

        1,220,000       5.250%, 10/01/17  ......................................... Aa2/AA                       1,356,054


                  Arizona Wastewater Management Authority
                        Revenue Bonds
        1,940,000       5.600%, 07/01/12 AMBAC Insured  ....................        Aaa/AAA                      2,042,587

        1,240,000       5.625%, 07/01/15 AMBAC Insured (pre-refunded)               Aaa/AAA                      1,309,403


                  Arizona Water Infrastructure Finance Authority
                        Revenue Bonds
        1,465,000       5.750%, 10/01/11  ..........................................Aaa/NR                       1,623,674

        2,500,000       5.375%, 10/01/16  ..........................................Aaa/NR                       2,770,000

        2,000,000       5.500%, 10/01/17  ..........................................Aaa/NR                       2,182,800

          650,000       5.000%, 10/01/22  ..........................................Aaa/AAA                        684,626


                  Central Arizona Water Conservation District
                        Revenue Bonds
        1,500,000       5.500%, 11/01/09  ........................................  A1/AA-                       1,638,285

        2,395,000       5.500%, 11/01/10  ........................................  A1/AA-                       2,619,028


                  Pima Co. Industrial Development Authority (Tucson
                     Electric), Revenue Bonds
        1,330,000       7.250%, 07/15/10 FSA Insured  .......................       Aaa/AAA                      1,355,749


                  Salt River Project Agricultural Improvement and
                     Power Revenue Bonds
        2,000,000       5.500%, 01/01/10  .........................................  Aa2/AA                      2,193,300

        2,000,000       5.250%, 01/01/13  .........................................  Aa2/AA                      2,172,700

        2,000,000       5.250%, 01/01/13  .........................................  Aa2/AA                      2,197,660

          620,000       5.000%, 01/01/15   ......................................... Aa2/AA                        669,581

        2,000,000       5.250%, 01/01/18 ..........................................  Aa2/AA                      2,160,360

        4,000,000       5.250%, 01/01/19 ..........................................  Aa2/AA                      4,308,440

        3,060,000       5.000%, 01/01/20 (pre-refunded) .......................      Aa2/AA                      3,279,463

        1,480,000       5.000%, 01/01/20 ..........................................  Aa2/AA                      1,544,558


                     Total Utility Revenue Bonds  ...........................                                   43,181,926

                                                                                                               286,380,780
                     Total Revenue Bonds  .........................

                  U.S. Territorial Bonds (3.2%)

                  Puerto Rico General Obligation Bonds
        1,000,000       zero coupon, 7/01/14  ....................................  Baa1/A-                        673,160

        2,295,000       5.250%, 07/01/18 ...........................................Baa1/A-                      2,520,507

        5,000,000       5.400%, 07/01/25 (pre-refunded)............................ Baa1/A-                      5,242,000


                  Puerto Rico Highway & Transportation
                        Revenue Bonds
        2,000,000       5.750%, 07/01/19 ..........................................  Baa2/A-                     2,255,440

        2,000,000       5.500%, 07/01/19 FSA Insured.........................        Aaa/AAA                     2,304,300


                     Total U.S. Territorial Bonds  .............................                                12,995,407

                                                                                                               405,450,219
                  Total Investments (cost $385,212,880**)                         99.3%
                  Other assets less liabilities                                   0.7
                                                                                  ----                           3,019,125
                                                                                  100.0%                     $ 408,469,344
                  Net                                                             ======

                  Assets

                  Portfolio Distribution By Quality Rating (unaudited)

                  Highest rating (1)
                                                                                 65.1   %
                  Second highest rating (2)
                                                                                 19.4
                  Third highest rating (3)
                                                                                  9.9
                  Fourth highest rating (4)
                                                                                  4.4
                  Not rated*:
                                                                                  1.2

                                                                                100.0   %


                  (1) Aaa of Moody's or AAA of S&P. (2) Aa of Moody's or AA of S&P. (3) A of Moody's or S&P. (4) Baa of Moody's or BBB of S&P.

                  * Any security not rated (NR) by either credit ratings service has been determined by the Manager to have sufficient quality to be ranked in the top four credit ratings if a credit rating was to be assigned by a rating service.

                  ** See note b.

                   + Rated BBB+ by Fitch.

                   PORTFOLIO ABBREVIATIONS
                  ACA       -American Capital Assurance Financial Guaranty Corp.
                  AMBAC  -American Municipal Bond Assurance Corp.
                  AMT       -Alternative Minimum Tax
                  FGIC     -Financial Guaranty Insurance Co.
                  FSA       -Financial Security Assurance
                  MBIA     -Municipal Bond Investors Assurance
                  NR       - Not Rated
                  XLCA    -XL Capital Assurance

                                                  See accompanying notes to
financial statements.

                                             NOTES TO FINANCIAL STATEMENTS
                                               TAX-FREE TRUST OF ARIZONA

     (a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.
     (b) At March 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $384,982,850 amounted to $20,467,369, which consisted of aggregate gross unrealized appreciation of $20,828,929 and aggregate gross unrealized depreciation of $361,560.










Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).



                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE TRUST OF ARIZONA

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, Trustee and President
      May 26, 2005

By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	May 26, 2005